Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

6. Fair Value Measurements

We classify financial assets and liabilities that are measured and reported at fair value on a recurring basis using a hierarchy based on the inputs used in measuring fair value. GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). We classify the inputs used to measure fair value into the following hierarchy:

•	Level 1: Inputs based on quoted market prices in active markets for identical assets or liabilities at the measurement date.

•

Level 2: Inputs based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active or other inputs that are observable and can be corroborated by observable market data.

•

Level 3: Inputs that reflect management’s best estimates and assumptions of what market participants would use in pricing the asset or liability at the measurement date. The inputs are unobservable in the market and significant to the valuation of the instruments.

Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer would be reported at the beginning of the period in which the change occurs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Our financial assets and liabilities that were accounted for at fair value on a recurring basis at September 30, 2019 and December 31, 2018 are as follows:

	September 30, 2019
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets—commodity derivative instruments	$—	$146	$—	$146

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets—commodity derivative instruments	$—	$1,057	$—	$1,057

Our derivative instruments consist of WTI fixed price swaps carried at fair value as disclosed in “Note 5—Derivative Instruments.” Commodity derivative instruments are valued using a third-party industry-standard pricing model using contract terms and prices and assumptions and inputs that are substantially observable in active markets throughout the full term of the instruments, including forward oil and gas price curves, discount rates and volatility factors. The fair values are also compared to the values provided by the counterparties for reasonableness and are adjusted for the counterparties’ credit quality for derivative assets and our credit quality for derivative liabilities. As such, these derivative contracts are classified within Level 2.

Brigham Minerals had no transfers into or out of Level 1 and no transfers into or out of Level 2 for the nine months ended September 30, 2019 and 2018.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

Certain non-financial assets and liabilities, such as assets and liabilities acquired in a business combination, are measured at fair value on a nonrecurring basis on the acquisition date and are subject to fair value adjustments under certain circumstances. The inputs used to determine such fair value are primarily based upon internally developed cash flow models and include factors such as estimates of economic reserves, future commodity prices and a risk-adjusted discount rates, and are classified within Level 3.

Fair Value of Other Financial Instruments

The carrying value of cash, trade and other receivables and trade payables are considered to be representative of their respective fair values due to the short-term nature of these instruments. The carrying amount of debt outstanding pursuant to our prior revolving credit facility, Owl Rock credit facility, and new revolving credit facility approximates fair value as interest rates on these instruments approximate current market rates. We categorized our long-term debt within Level 2 of the fair value hierarchy.

5. Fair Value Measurements

We classify financial assets and liabilities that are measured and reported at fair value on a recurring basis using a hierarchy based on the inputs used in measuring fair value. GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). We classify the inputs used to measure fair value into the following hierarchy:

•	Level 1: Inputs based on quoted market prices in active markets for identical assets or liabilities at the measurement date.

•

Level 2: Inputs based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active or other inputs that are observable and can be corroborated by observable market data.

•

Level 3: Inputs that reflect management’s best estimates and assumptions of what market participants would use in pricing the asset or liability at the measurement date. The inputs are unobservable in the market and significant to the valuation of the instruments.

Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer would be reported at the beginning of the period in which the change occurs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Our financial assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2018 and December 31, 2017 are as follows (in thousands):

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets-commodity derivative instruments	$—	$1,057	$—	$1,057

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets-investment in equity securities	$4,105	$—	$—	$4,105
Liabilities-commodity derivative instruments	$—	$121	$—	$121

Level 1 equity securities represent publicly traded securities valued using quoted market prices. During 2017, Brigham Minerals received shares of publicly traded securities as partial proceeds from the sale of oil and gas properties discussed in Note 4 and classified them as available for sale. As of December 31, 2017, Brigham Minerals had remaining available for sale securities with aggregate cost basis of $3.4 million and unrealized gains of $0.7 million, which is included in accumulated other comprehensive income (“AOCI”). The fair value of available for sale securities held by Brigham Minerals as of December 31, 2017 was $4.1 million and is included in investment in equity securities on the accompanying consolidated and combined balance sheets. During the twelve months ended December 31, 2018, Brigham Minerals had unrealized gains on available for sale securities of $0.1 million. During the first quarter of 2018, Brigham Minerals distributed securities valued at $3.3 million and sold the remaining securities for $0.9 million, restricted for payment of tax liabilities resulting from the sale of oil and gas properties. As a result of the distribution and sale of securities, gains of $0.8 million were reclassified out of AOCI and included in gain on sale of equity investments on the accompanying consolidated and combined statement of operations.

Our derivative instruments consist of oil swaps carried at fair value. Commodity derivative instruments are valued using a third-party industry-standard pricing model using contract terms and prices and assumptions and inputs that are substantially observable in active markets throughout the full term of the instruments, including forward oil and gas price curves, discount rates and volatility factors. The fair values are also compared to the values provided by the counterparties for reasonableness and are adjusted for the counterparties’ credit quality for derivative assets and our credit quality for derivative liabilities. As such, these derivative contracts are classified within Level 2.

Brigham Minerals had no transfers into or out of Level 1 and no transfers into or out of Level 2 for the twelve months ended December 31, 2018 and 2017.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

Certain nonfinancial assets and liabilities, such as assets and liabilities acquired in a business combination, are measured at fair value on a nonrecurring basis on the acquisition date and are subject to fair value adjustments under certain circumstances. The inputs used to determine such fair value are primarily based upon internally developed cash flow models and include factors such as estimates of economic reserves, future operating and development costs, future commodity prices and a risk-adjusted discount rates, and are classified within Level 3.

Fair Value of Other Financial Instruments

The carrying value of cash, trade and other receivables and trade payables are considered to be representative of their respective fair values due to the short-term nature of these instruments. The carrying amount of debt outstanding pursuant to our term loan and our prior revolving credit facility approximates fair value as interest rates on these instruments approximate current market rates. We categorized our long-term debt within Level 2 of the fair value hierarchy.